April 19, 2023

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Mark Cowan

Re:	Dreyfus Government Cash Management Funds (the "Registrant") - Dreyfus Government Cash Management Fund 1933 Act File No.: 2-89359 1940 Act File No.: 811-03964 CIK No.: 0000740766

To Whom It May Concern:

On behalf of Dreyfus Government Cash Management Fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed to reflect the addition of a new share class to the Fund.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits and to make certain other revisions.

Please telephone David Stephens of Proskauer Rose at 212.969.3357, should you have any questions.

Very truly yours,

/s/ Vickie Proudley
Vickie Proudley
Analyst/Paralegal

cc: David Stephens
James Bitetto